JPMorgan Equity Income Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.69%	8.49%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	11.92%	7.89%	8.53%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	12.24%	8.17%	8.82%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	12.52%	8.44%	9.08%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	12.67%	8.60%	9.27%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.62%	7.55%	8.32%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.01%	6.69%	7.40%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	12.80%	8.71%	9.37%